EARNINGS PER COMMON SHARE (Tables)	12 Months Ended
Dec. 31, 2018
Earnings per share [abstract]
Disclosure of earnings per common share
Earnings attributable to common shareholders

For the years ended December 31
($ millions)	2018	2017
Earnings	1,278	883
Dividends on preferred shares	(122)	(83)
Cumulative dividends on preferred shares, not yet declared	(3)	(3)
Basic earnings attributable to common shareholders	1,153	797
Effect of after-tax interest on debentures to earnings	4	6
Diluted earnings attributable to common shareholders	1,157	803
Weighted average number of common shares

(In millions of shares, except as noted)	2018	2017
Issued common shares at January 1	503	397
Effect of shares issued on Acquisition	—	25
Effect of shares issued on exercise of options	1	—
Effect of conversion of convertible debentures	1	1
Effect of shares issued under dividend reinvestment plan	—	3
Basic weighted average number of common shares at December 31	505	426

Dilutive effect of debentures converted	2	4
Dilutive effect of share options on issue	2	2
Diluted weighted average number of common shares at December 31	509	432

Basic earnings per common share (dollars)	2.28	1.87
Diluted earnings per common share (dollars)	2.28	1.86